Revised Retroctive Restatement Of Stockholders' Deficiency To Reflect The Merger Transaction - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2011	Dec. 31, 2011
Advances received pre-merger (in shares)	46,000,000	10,000,000
Goodwill, Written off Related to Sale of Business Unit		$ 10,000
Earnings Per Share, Basic		$ 0.06
Earnings Per Share, Diluted		$ 0.10